Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 15. Fair Value Measurements
Recurring Fair Value Measurements
The Company’s assets and liabilities measured at fair value on a recurring basis consisted of the following:

	December 31, 2021
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$610,497	$—	$—	$610,497
Other investments — available-for-sale convertible notes(1)	—	—	34,402	34,402
Total assets measured at fair value	$610,497	$—	$34,402	$644,899
Liabilities:
Warrant Liabilities, net	—	15,547	—	15,547
Total liabilities measured at fair value	$—	$15,547	$—	$15,547

(1)The Company does not intend to sell its investments in available-for-sale convertible notes and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

	December 31, 2020
(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents — money market funds and time deposits	$330,049	$—	$—	$330,049
Other investments — available-for-sale convertible notes	—	—	49,849	49,849
Total assets measured at fair value	$330,049	$—	$49,849	$379,898
Liabilities:
Other current liabilities — IndiaCo Forward Contract Liability	$—	$—	$7,907	$7,907
Convertible related party liabilities — SoftBank Senior Unsecured Notes Warrant	—	—	279,269	279,269
Convertible related party liabilities — 2020 LC Facility Warrant	—	—	139,639	139,639
Total liabilities measured at fair value	$—	$—	$426,815	$426,815

The tables below provide a summary of the changes in assets and liabilities recorded at fair value and classified as Level 3:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
Assets:
Balance at beginning of period	$49,849	$5,541
Purchases	15,000	85,000
Credit loss valuation allowance included in income (loss) from equity method and other investments	(19,010)	(43,857)
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	(8,499)	—
Unrealized (loss) gain on available-for-sale securities included in other comprehensive income	(2,341)	4,369
Accrued interest income	11,459	5,840
Accrued interest collected	(11,365)	(2,678)
Foreign currency translation (losses) gain included in other comprehensive income	(691)	3,810
Foreign currency gain (loss) included in net income	—	(8,176)
Balance at end of period	$34,402	$49,849

	Year Ended December 31, 2021
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value	Reclassification to Equity	Balance at End of Period
Liabilities:
IndiaCo Forward Contract Liability	$7,907	$—	$(8,499)	$592	$—	$—
SoftBank Senior Unsecured Notes Warrant	279,269	—	(474,521)	230,179	(34,927)	—
2020 LC Facility Warrant	139,639	—	(237,265)	115,092	(17,466)	—
Total	$426,815	$—	$(720,285)	$345,863	$(52,393)	$—

	Year Ended December 31, 2020
(Amounts in thousands)	Balance at Beginning of Period	Additions	Settlements	Change in Fair Value	Foreign Currency Translation Gains (Losses) Included in Other Comprehensive Income	Balance at End of Period
Liabilities:
Contingent consideration payable in stock	$445	$—	$(319)	$(122)	$(4)	$—
IndiaCo Forward Contract Liability	—	9,507	—	(1,600)	—	7,907
2019 Warrant	1,297,758	—	(911,120)	(386,638)	—	—
SoftBank Senior Unsecured Notes Warrant	568,877	—	(934)	(288,674)	—	279,269
2020 LC Facility Warrant	284,440	—	(466)	(144,335)	—	139,639
Total	$2,151,520	$9,507	$(912,839)	$(821,369)	$(4)	$426,815

The total change in fair value of level 3 liabilities are included in the consolidated statements of operations in the following financial statement line items:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
Income (loss) from equity method and other investments	$(592)	$1,600
Gain (loss) from change in fair value of warrant liabilities	(345,271)	819,647
Selling, general and administrative expenses	—	(122)

The above changes in fair value include unrealized gains (losses) of level 3 liabilities held as of December 31, 2021 and 2020, respectively, included in the consolidated statements of operations in the following financial statement line items:

	Year Ended December 31,
(Amounts in thousands)	2021	2020
Income (loss) from equity method and other investments	$—	$1,600
Gain (loss) from change in fair value of warrant liabilities	—	433,009
Selling, general and administrative expenses	—	(122)

The valuation techniques and significant unobservable inputs used in the recurring fair value measurements categorized within Level 3 of the fair value hierarchy are as follows:

	December 31, 2021
	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$34,402	Discounted cash flow	Price per share	$2.22

	December 31, 2020
	Fair Value (in thousands)	Valuation Technique	Significant Unobservable Inputs	Range (Weighted Average)

Level 3 Assets:
Other investments — available-for-sale convertible notes	$49,849	Discounted cash flow/Market approach	Price per share	$2.97

Level 3 Liabilities:
IndiaCo Forward Contract Liability	$7,907	Discounted cash flow	Price per share	$2.97
Convertible related party liabilities	$418,908	Discounted cash flow	Preferred share fair values	$3.09

Due to the inherent uncertainty in the valuation process, the estimate of fair value of the Company’s assets and liabilities may differ from values that would have been used had a ready market for the securities existed.
Nonrecurring Fair Value Measurements
Non-financial assets and liabilities measured at fair value in the consolidated financial statements on a nonrecurring basis consist of certain investments, goodwill, intangibles and other long-lived assets on which impairment adjustments were required to be recorded during the period and assets and related liabilities held for sale which, if applicable, are measured at the lower of their carrying value or fair value less any costs to sell.
As discussed in Note 7, on October 2, 2020, ChinaCo was deconsolidated. The Company's remaining 21.6% ordinary share investment was valued at $26.3 million upon deconsolidation and is accounted for as an equity method investment. The initial fair value of the Company's retained investment in ChinaCo was determined using a combination of the market approach and the implied value of ChinaCo based on the TBP investment and a discounted cash flow valuation model that incorporated level 3 unobservable inputs relevant to the valuation of the Company's retained ordinary shares versus the preferred shares acquired by TBP.
As of December 31, 2021 and 2020, there were no assets or related liabilities held for sale included on the accompanying consolidated balance sheet. During the year ended December 31, 2021, no impairment charges were recorded related to assets and liabilities previously classified as held for sale. During the year ended December 31, 2020, the Company recorded an impairment charge of $17.0 million related to assets and liabilities previously classified as held for sale determined to be Level 2 within the fair value hierarchy based primarily on respective contracts of sale.
The Company also recorded impairment charges and other write-offs of certain other long-lived assets, impairing such assets to a carrying value of zero, for impairment charges totaling $757.2 million, $943.7 million and $129.3 million during the years ended December 31, 2021, 2020 and 2019, respectively. During the year ended December 31, 2021, the Company also recorded impairment charges totaling $113.6 million relating to right-of-use assets and property and equipment with an as adjusted remaining carrying value totaling $1.0 billion as of December 31, 2021, valued based on level 3 inputs representing market rent data for the market the right-of-use assets are located in.
Other Fair Value Disclosures
The estimated fair value of the Company’s accounts receivable, accounts payable, and accrued expenses approximate their carrying values due to their short maturity periods. As of December 31, 2021, the estimated fair value of the Company’s Senior Notes, excluding unamortized debt issuance costs, was approximately $639.2 million based on recent trading activity (Level 1). For the remainder of the Company's long-term debt, the carrying value approximated the fair value as of December 31, 2021.